TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Transamerica PineBridge Inflation Opportunities VP

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica PineBridge Inflation Opportunities VP under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment manager:

         Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: PineBridge Investments LLC
Portfolio Managers:
Roberto Coronado	Co-Portfolio Manager	since 2016
Gunter H. Seeger	Co-Portfolio Manager	since 2018
Robert A. Vanden Assem, CFA	Co-Portfolio Manager	since 2014

Effective immediately, the following replaces the information in the Prospectus for Transamerica PineBridge Inflation Opportunities VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica PineBridge Inflation Opportunities VP

Name	Sub-Adviser	Positions Over Past Five Years
Roberto Coronado	PineBridge Investments LLC	Co-Portfolio Manager of the portfolio since 2016; Employee of PineBridge Investments LLC since 2014; Senior Vice President and Senior Portfolio Manager of Investment Grade Fixed Income

Gunter H. Seeger	PineBridge Investments LLC	Co-Portfolio Manager of the portfolio since 2018 Employee of PineBridge Investments, LLC since 2009; Senior Vice President, Senior Portfolio Manager and Research Analyst on Fixed Income Team

Robert A. Vanden Assem, CFA	PineBridge Investments LLC	Co-Portfolio Manager of the portfolio since 2014; Employee of PineBridge Investments LLC since 2001; Managing Director and Head of Investment Grade Fixed Income

Effective immediately, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – PineBridge Investments LLC (“PineBridge”)”:

Transamerica PineBridge Inflation Opportunities VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Roberto Coronado*	4	$1.08 billion	3	$444 million	1	$61 million
Gunter H. Seeger**	1	$177 million	2	$302 million	0	$0
Robert A. Vanden Assem, CFA*	10	$3.82 billion	62	$4.26 billion	45	$11.89 billion

Fee Based Accounts

(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Roberto Coronado*	0	$0	0	$0	0	0
Gunter H. Seeger**	0	$0	0	$0	0	0
Robert A. Vanden Assem, CFA*	0	$0	0	$0	0	0

*	The information provided is as of December 31, 2016.
**	The information provided is as of January 31, 2018.

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Investors Should Retain this Supplement for Future Reference

March 1, 2018